9. SANDSTORM FINANCING ARRANGEMENT (Details) (USD $)	3 Months Ended
Mar. 31, 2013
Sandstorm Financing Arrangement Details
Consultancy and advisory fees	$ 936,926
Legals fees included in general and adminstration expenses	192,203
Share issuance costs	86,636
Total	$ 1,215,765